CONSOLIDATED BALANCE SHEETS (Parenthetical) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Trading account assets, assets pledged that secured parties are permitted to sell or repledge	¥ 7,645,031	¥ 9,445,432
Available-for-sale securities, assets pledged that secured parties are permitted to sell or repledge	776,660	3,422,827
Held-to-maturity securities, assets pledged that secured parties are permitted to sell or repledge	1,272,433
Long-term debt, liabilities accounted for at fair value	¥ 739,727	¥ 657,626
Common stock, par value	¥ 0	¥ 0
Common stock, authorized	48,000,000,000	48,000,000,000
Common stock, issued	24,621,897,967	24,263,885,187
Treasury stock, shares	11,649,262	13,817,747